Borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Schedule of Detailed Information about Borrowings

	2023	2022
Non-current
Senior Notes	498,347	497,901
Bank borrowings	199,496	230,082
	697,843	727,983
Current
Senior Notes	8,250	8,250
Bank overdrafts	4,386	48,058
Bank borrowings	194,470	223,461
	207,106	279,769
Total borrowings	904,949	1,007,752
The maturity of the Group's borrowings and the Group's exposure to fixed and variable interest rates is as follows:

	2023	2022
Fixed rate:
Less than 1 year	117,105	272,900
Between 1 and 2 years	6,010	27,720
Between 2 and 3 years	5,508	2,222
Between 4 and 5 years	498,347	—
More than 5 years	—	497,901
	626,970	800,743
Variable rate:
Less than 1 year	90,001	6,869
Between 1 and 2 years	37,712	35,355
Between 2 and 3 years	91,878	32,851
Between 3 and 4 years	56,605	80,115
Between 4 and 5 years	1,783	50,211
More than 5 years	—	1,608
	277,979	207,009
	904,949	1,007,752
The main loans of the Group’s Brazilian Subsidiaries are:

Bank	Grant date	Nominal amount		Capital outstanding as of December 31				Maturity date	Annual interest rate
				2023			2022
		(In millions)		Millions of Brazilian Real		Millions of equivalent Dollars	Millions of equivalent Dollars
Certificados Recebíveis do Agronegócio (CRA)	December, 2019	R$	400.0	R$	400.0	82.6	76.7	November-27	3.80% + IPCA
Debênture (1)	December, 2020	R$	400.0	R$	400.0	82.6	76.7	December-26	4.24% + IPCA
Banco do Brasil (CCB)	December, 2020	R$	30.0	R$	15.0	3.1	5.7	January-24	CDI + 2.32%
Itaú BBA (NCR)	June, 2023	R$	40.0	R$	40.0	8.3	—	March 2024	CDI + 1.48%

(1) Collateralized by long term power purchase agreement (PPA).
The main loans of the Group’s Argentinian Subsidiaries are:

Bank	Grant date	Nominal amount	Capital outstanding as of December 31		Maturity date	Annual interest rate
			2023	2022
		(In millions)	(In millions)	(In millions)
IFC (1)	2020	US$20.0	16.33	18.60	June, 2028	4% plus SOFR

(1) Collateralized by a US$100.0 million mortgage over Carmen, Abolengo and San Carlos farms, which are property of Adeco Agropecuaria S.A.
Evolution of the Group's borrowings as December 31, 2023 and 2022 is as follow:

	2023	2022
Amount at the beginning of the year	1,007,752	817,651
Proceeds from long term borrowings	7,739	41,082
Payments of long term borrowings	(24,105)	(14,012)
Proceeds from short term borrowings	448,532	347,928
Payments of short term borrowings	(420,276)	(192,648)
Payments of interest (1)	(43,457)	(33,189)
Accrued interest	33,495	51,596
Acquisition of subsidiaries (Note 21)	—	17,738
Exchange differences, inflation and translation, net	(105,465)	(30,489)
Others	734	2,095
Amount at the end of the year	904,949	1,007,752
(1) Excludes payment of interest related to trade and other payables.